Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Basic Earnings Per Share

	2025	2024	2023

Net result attributable to owners of Aegon Ltd.	977	688	(179)

Coupons on perpetual securities	(53)	(77)	(48)

Net result attributable to owners for basic earnings per share calculation	925	611	(227)

Net result attributable to common shareholders	920	608	(225)

Net result attributable to common shareholders B	5	4	(1)

Weighted average number of common shares outstanding (in millions)	1,553	1,630	1,879

Weighted average number of common shares B outstanding (in millions)	345	380	490

Basic earnings per common share (EUR per share)	0.59	0.37	(0.12)

Basic earnings per common share B (EUR per share)	0.01	0.01	-